Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets available for benefits before conversion in per the financial statements	$ 38,367,381
Change in deemed distributions of participant loans	133,264
Adjustment for net change in deemed distributed loans	398,192
Adjustment for employee contribution receivable	5,575
Adjustment for other receivable	50,175
Adjustment for other	(14,228)
Net income per the Form 5500	$ 38,940,359